Income Taxes - Schedule Of Reconciliation Of Effective Tax Rate Of The Provision For Income Taxes (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	21.00%		21.00%	21.00%
Permanent differences			(0.30%)	(0.50%)
Other credit			3.20%	1.70%
Other			(0.30%)	0.60%
State rate change impact			0.00%	(21.00%)
Change in valuation allowance			(23.60%)	(1.80%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%